condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
condensed interim consolidated financial statements
Wireless handsets, parts and accessories	$ 276		$ 276		$ 320
Costs of goods sold	$ 484	$ 469	$ 943	$ 936